UAM FUNDS

                BHM&S TOTAL RETURN BOND PORTFOLIO
                   INSTITUTIONAL CLASS SHARES

            Supplement dated December 30, 1997 to the
                 Prospectus dated July 10, 1997


The information under the heading "FUND EXPENSES" and "INVESTMENT ADVISER" on pages 1 and 21, respectively, is amended to reflect that the Adviser intends to cap, to the extent of the current advisory fees, the Portfolio's Institutional Class Shares' total annual operating expenses (excluding interest, taxes and extraordinary expenses), after the effect of expense offsets, at 0.90% of average daily net assets through December 31, 1998.

                            UAM FUNDS

                BHM&S TOTAL RETURN BOND PORTFOLIO
               INSTITUTIONAL SERVICE CLASS SHARES

            Supplement dated December 30, 1997 to the
                 Prospectus dated July 10, 1997


The information under the heading "FUND EXPENSES" and "INVESTMENT ADVISER" on pages 1 and 23, respectively, is amended to reflect that the Adviser intends to cap, to the extent of the current advisory fees, the Portfolio's Institutional Service Class Shares' total annual operating expenses (excluding interest, taxes and extraordinary expenses), after the effect of expense offsets, at 1.15% of average daily net assets through December 31, 1998.

                            UAM FUNDS

                BHM&S TOTAL RETURN BOND PORTFOLIO
                   INSTITUTIONAL CLASS SHARES
               INSTITUTIONAL SERVICE CLASS SHARES

            Supplement dated December 30, 1997 to the
     Statement of Additional Information dated July 10, 1997


The information under the heading "INVESTMENT ADVISER - ADVISORY FEES" on page 7 is amended to reflect that the Adviser intends to cap, to the extent of the current advisory fees, the Portfolio's Institutional Class Shares' and Institutional Service Class Shares' total annual operating expenses (excluding interest, taxes and extraordinary expenses), after the effect of expense offsets, at 0.90% and 1.15%, respectively, of average daily net assets through December 31, 1998.